12. EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Summary of the warrants issued
	March 31, 2020
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	17,747,090	$0.455
Issued	452,300	1.200
Exercised	(229,959)	(0.979)
Forfeited	(213,983)	(1.065)
Expired	-	-
Outstanding at end of period	17,755,448	$0.460
Exercisable at end of period	17,755,448

	September 30, 2019
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	15,473,398	$0.326
Issued	2,853,359	1.179
Exercised	(509,656)	(0.250)
Forfeited	-	-
Expired	(70,011)	(3.083)
Outstanding at end of period	17,747,090	$0.455
Exercisable at end of period	17,747,090

Summary of the status of the warrants outstanding
March 31, 2020
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
13,333,286	2.53	$0.250	13,333,286	$0.250
714,286	1.33	0.700	714,286	0.700
882,158	1.62	1.000	882,158	1.000
2,805,718	4.04	1.20-1.50	2,805,718	1.20-1.50
20,000	3.87	2.34-4.08	20,000	2.34-4.08

17,755,448	3.00	$0.460	17,755,448	$0.460

	September 30, 2019
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
13,417,286	3.02	$0.250	13,417,286	$0.250
714,286	-	0.700	714,286	0.700
882,159	2.12	1.000	882,159	1.000
2,713,359	4.45	1.20-1.50	2,713,359	1.20-1.50
20,000	4.42	2.34-4.08	20,000	2.34-4.08

17,747,090	3.44	$0.455	17,747,090	$0.455

Weighted average assumptions relating to the valuation of the Company's warrants
Assumptions
Dividend yield	0%
Expected life	5 years
Expected volatility	176%-177%
Risk free interest rate	1.51%-1.71%

Dividend yield	0%
Expected life	5 years
Expected volatility	180%-182%
Risk free interest rate	2.06%-2.52%